Statutory and other information	12 Months Ended
Mar. 31, 2021
Statutory and other information
Statutory and other information

20. Statutory and other information	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
Directors’ emoluments:
-Fees	0.5	0.6	0.7
-Share based compensation	1.9	2.7	1.9
-Other emoluments	0.3	0.9	1.8
Total Directors’ emoluments	2.7	4.2	4.4
Auditor’s remuneration (including reimbursement of outlay):
- Audit fees (i)	0.6	0.7	0.5
- Audit related fees (ii)	0.1	—	—
- Tax advisory fees (iii)	0.1	0.2	0.2
Total fees	0.8	0.9	0.7
Included within the above total fees, the following fees were payable to other KPMG firms outside of Ireland:
- Audit fees (i)	0.1	0.1	0.1
- Audit related fees (ii)	—	—	—
- Tax advisory fees (iii)	—	0.1	0.1
Total fees	0.1	0.2	0.2
Depreciation of owned property, plant and equipment	496.5	683.5	633.4
Depreciation of property, plant and equipment held under finance leases	5.9	5.9	7.1
Lease charges, principally for aircraft (iv)	6.7	38.2	83.9

(i)

Audit fees comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In fiscal year 2021 €1,000 (2020: €1,000; 2019: €1,000) of audit fees relate to the audit of the Parent Company.

(ii)

Audit related fees comprise fees for assurance and services related to audit and other attestation services performed by KPMG as required by statute, regulation or contract and which are not reported under “Audit fees”.

(iii)

Tax fees include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

(iv)	Lease charges relates to leases with a duration of less than 12 months for which the Company availed of the short-term lease exemption under IFRS 16.

(a) Fees and emoluments - Executive Director	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
Basic salary	0.25	0.50	1.06
Bonus (performance and target-related)	—	0.46	0.77
Share based compensation (i)	1.78	2.51	1.55
	2.03	3.47	3.38

(i)

2020 and 2021 include €1.78m non-cash accounting charge for 10m share options granted under the Group CEO’s new 5-year contract in February 2019. The remaining charge in 2020 and 2019 relates to share options that vested in 2019.

During the years ended March 31, 2021, 2020, and 2019 Michael O'Leary was the only Executive Director.

(b) Fees and emoluments – Non-Executive Directors	Year ended
	March 31,
	2021	2020	2019
	€'000	€'000	€'000
Fees
David Bonderman (i)	16.7	100.0	100.0
Róisín Brennan (ii)	45.8	50.0	40.0
Michael Cawley	45.8	50.0	50.0
Emer Daly	45.8	50.0	50.0
Stan McCarthy (iii)	87.5	50.0	50.0
Charles McCreevy (iv)	-	-	30.0
Declan McKeon (v)	-	-	30.0
Kyran McLaughlin (i)	11.9	50.0	50.0
Howard Millar	45.8	50.0	50.0
Dick Milliken	45.8	50.0	50.0
Mike O’Brien	68.8	80.0	80.0
Julie O’Neill	45.8	50.0	50.0
Louise Phelan	45.8	50.0	50.0
	505.5	630.0	680.0
Emoluments
Share based compensation	83.1	150.0	290.0
Total	588.6	780.0	970.0

(i)	David Bonderman and Kyran McLaughlin retired from the Board of Directors on May 31, 2020.
(ii)	Róisín Brennan was appointed to the Board of Directors in May 2018.
(iii)	Stan McCarthy was appointed Chairman from June 1, 2020.
(iv)	Charles McCreevy retired from the Board of Directors in September 2018.
(v)	Declan McKeon retired from the Board of Directors in September 2018.

(c)  Pension benefits

From October 1, 2008, Michael O’Leary was no longer an active member of a Company defined benefit plan. The total accumulated accrued benefit for Mr. O’Leary at March 31, 2021 was €0.1m (2020: €0.1m; 2019: €0.1m).  Pension benefits have been computed in accordance with Section 6.1 of the Listing Rules of Euronext Dublin. Increases in transfer values of the accrued benefits have been calculated as at the year-end in accordance with version 1.1 of Actuarial Standard of Practice PEN-11.

Mr. O’Leary is a member of a defined contribution plan. During the years ended March 31, 2021, 2020 and 2019 the Company did not make contributions to the defined contribution plan for Mr. O’Leary.  No Non-Executive Directors are members of the Company defined benefit plan or received contributions under the defined contribution plan in fiscal years ended March 31, 2021, 2020 and 2019.

(d)  Shares and share options

(i) Shares

Ryanair Holdings plc is listed on the Euronext Dublin, London and NASDAQ stock exchanges.

The beneficial interests as at March 31, 2021, 2020 and 2019 of the Directors in office at March 31, 2021 and of their spouses and dependent children in the share capital of the Company are as follows:

	No. of Shares at March 31,
	2021	2020	2019
Michael Cawley	756,198	756,198	756,198
Emer Daly	6,840	3,260	3,260
Stan McCarthy	10,000	10,000	10,000
Howard Millar	435,000	390,000	390,000
Dick Milliken	9,750	9,750	9,750
Mike O'Brien	4,405	—	—
Michael O’Leary	44,096,725	44,096,725	44,096,725
Julie O'Neill	5,000	1,000	1,000
Louise Phelan	30,000	30,000	30,000

(ii) Share options

The share options held by each Director in office at the end of fiscal year 2021 were as follows:

	No. of Options at March 31,
	2021	2020	2019
Róisín Brennan (d)	50,000	50,000	50,000
Michael Cawley (a) (d)	80,000	80,000	80,000
Emer Daly (d)	50,000	50,000	50,000
Stan McCarthy (d)	50,000	50,000	50,000
Howard Millar (c) (d)	50,000	80,000	80,000
Dick Milliken (a) (d)	80,000	80,000	80,000
Mike O'Brien (d)	50,000	50,000	50,000
Michael O’Leary (b) (e)	15,000,000	15,000,000	15,000,000
Julie O’Neill (a) (d)	50,000	80,000	80,000
Louise Phelan (a) (d)	80,000	80,000	80,000

(a)	30,000 options were granted to these Directors at an exercise price of €6.25 (the market value at the date of grant) during fiscal year 2015, these options vested in May 2019.
(b)	5,000,000 options were granted to Mr.O’Leary during fiscal year 2015 at an exercise price of €8.35 (the market value at the date of grant), these options vested in July 2019.
(c)	30,000 options were granted to this Director at an exercise price of €11.38 (the market price at the date of grant) during fiscal year 2016, these options vested in May 2019.
(d)

50,000 options were granted to these Directors at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable subject to the Director still being a Non-Executive Director of the Company through July 31, 2024.

(e)

10,000,000 options were granted to Mr. O’Leary at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable subject to him still being an employee of the Ryanair Group through July 31, 2024.

In fiscal year 2021 the Company incurred total share-based compensation expense of €1.9m (2020: €2.7m; 2019: €1.9m) in relation to Directors.